Consolidated balance sheets	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Current assets
Cash and cash equivalents	R$ 1,640,065,000	R$ 1,403,955,000
Financial investments	979,837,000	1,349,666,000
Accounts receivable	16,042,970,000	10,477,179,000
Inventories	30,429,000	61,936,000
Taxes recoverable	388,975,000	171,561,000
Other receivables	164,805,000	84,099,000
Total current assets	19,247,081,000	13,548,396,000
Non-current assets
Judicial deposits	7,449,000	5,651,000
Accounts receivable	33,570,000	29,943,000
Deferred income tax and social contribution	83,296,000	0
Prepaid expenses	10,293,000	7,215,000
Investment	16,400,000	1,500,000
Property and equipment	1,802,613,000	399,990,000
Intangible assets	1,123,620,000	589,553,000
Total non-current assets	3,077,241,000	1,033,852,000
Total assets	22,324,322,000	14,582,248,000
Current liabilities
Payables to third parties	10,101,510,000	5,326,290,000
Trade payables	335,539,000	256,281,000
Payables to related parties	58,336,000	22,187,000
Deposits	571,996,000	0
Salaries and social security charges	175,198,000	106,812,000
Taxes and contributions	26,042,000	124,004,000
Provision for contingencies	17,063,000	11,849,000
Deferred revenue	186,219,000	42,525,000
Other payables	102,572,000	3,115,000
Total current liabilities	11,574,475,000	5,893,063,000
Non-current liabilities
Deferred income tax and social contribution	1,132,595,000	630,950,000
Deposits	194,090,000	0
Non-current provisions	11,741,000	0
Deferred revenue	27,336,000	26,025,000
Other payables	56,626,000	17,262,000
Total non-current liabilities	1,422,388,000	674,237,000
Total liabilities	12,996,863,000	6,567,300,000
Equity [abstract]
Share capital	26,000	26,000
Capital reserve	5,784,288,000	5,781,503,000
Other comprehensive income	491,000	(190,000)
Equity valuation adjustments	(22,372,000)	(22,372,000)
Retained earnings	3,566,522,000	2,274,864,000
Treasury shares	(13,609,000)	(41,267,000)
Equity	9,315,346,000	7,992,564,000
Non-controlling interests	12,113,000	22,384,000
Total equity	9,327,459,000	8,014,948,000
Total liabilities and equity	R$ 22,324,322,000	R$ 14,582,248,000